EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE

11. EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	Six-month Period Ended June 30,
	2016	2017
Net income attributable to ordinary shareholders—basic	384,888	537,722

Net income attributable to ordinary shareholders—diluted	384,888	537,722

Weighted average ordinary shares outstanding—basic	272,932,730	278,785,660
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	7,165,227	9,027,892

Weighted average ordinary shares outstanding—diluted	280,097,957	287,813,552

Basic earnings per share	1.41	1.93

Diluted earnings per share	1.37	1.87

        For the six month period ended June 30, 2016 and 2017, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Six-month Period Ended June 30,
	2016	2017
Outstanding employee options and nonvested restricted stocks	35,171	—